INCOME TAXES (Details)	1 Months Ended
Oct. 31, 2016 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating loss, carryforward	$ 5,830.00
Valuation allowance	(5,830.00)
Provision for federal income tax	$ 0